Bank Indebtedness - Disclosure of Detailed Information About Bank Indebtedness Explanatory (Parenthetical) (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Debt instruments drawn	$ 296,669	$ 600,590
Mastercard Facility [Member]
Disclosure Of Detailed Information About Bank Indebtedness LineItems [Line Items]
Debt instruments drawn	$ 296,669	$ 600,590